STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)

Description Shares Value ($)
Common Stocks – 98.5%
Belgium – 1.1%
Proximus SADP 11,752 120,249
Canada – 1.8%
Enbridge, Inc. 5,104 208,986
China – 2.1%
Jiangsu Expressway Co. Ltd., Class H 245,856 242,371
France – 17.3%
Bouygues SA 18,387 604,478
Engie SA 17,035 241,124
Orange SA 56,096 592,891
Vinci SA 4,736 533,614
1,972,107
Germany – 3.9%
Deutsche Post AG 10,265 439,463
Italy – 10.3%
ENEL SpA 127,397 746,649
Italgas SpA 72,312 421,762
1,168,411
Norway – 1.3%
SFL Corp. Ltd. 14,995 152,649
Spain – 6.6%
Enagas SA 12,616 225,825
Endesa SA 17,041 338,471
Red Electrica Corp. SA 10,638 187,816
752,112
United Kingdom – 11.1%
Drax Group PLC 60,021 478,019
SSE PLC 36,893 783,907
1,261,926
United States – 43.0%
Antero Midstream Corp. 47,847 521,532
Clearway Energy, Inc., Class C 13,339 450,725
Dominion Energy, Inc. 8,542 543,613
Hess Midstream LP, Class A 15,333 473,483
Medical Properties Trust, Inc.
(a)
44,834 580,600
OMEGA Healthcare Investors, Inc.
(a)
15,977 470,363
ONEOK, Inc. 11,659 798,408
PPL Corp. 7,267 215,103
Verizon Communications, Inc. 4,424 183,906
Vistra Corp. 17,245 397,670

STATEMENT OF INVESTMENTS
(continued)

See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 98.5% (continued)
United States – 43.0% (continued)
Williams Cos., Inc. (The) 7,736 249,409
4,884,812
Total Common Stocks (cost $9,990,629) 11,203,086
Investment Companies – 1.0%
Registered Investment Companies – 1.0%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 4.30%
(b)(c)
(cost $114,538) 114,538 114,538
Total Investments (cost $10,105,167) 99.5% 11,317,624
Cash and Receivables (Net) 0.5% 51,425
Net Assets 100.0% 11,369,049
(a)
Investment in a real estate investment trust.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of January 31, 2023.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Global Infrastructure Income
ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The
fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of January 31, 2023 in valuing the fund’s investments:

Fair Value Measurements
At January 31, 2023, accumulated net unrealized appreciation on investments was
$1,212,457, consisting of gross appreciation of $1,250,945 and gross depreciation of
$38,488.
At January 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 11,203,086 — — 11,203,086
Investment Companies 114,538 — — 114,538
†
See Statement of Investments for additional detailed categorizations, if any.